Legal, competition and regulatory matters (Narrative) (Details) € in Millions, £ in Millions, SFr in Millions, $ in Millions	1 Months Ended					3 Months Ended	6 Months Ended			12 Months Ended
	Jun. 30, 2019 CHF (SFr)	May 31, 2019 EUR (€)	Jan. 31, 2017	Sep. 30, 2013 GBP (£)	Oct. 31, 2008	Mar. 31, 2018 GBP (£)	Jun. 30, 2020 GBP (£)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 GBP (£)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2008 USD ($)
Disclosure of contingent liabilities [line items]
Litigation and conduct | £							£ 30		£ 114
Investigations into certain agreements and civil action [member] | Barclays Bank PLC [member]
Disclosure of contingent liabilities [line items]
Explanation of general nature of dispute and of reason for non-disclosure of information regarding contingent liability							Regulators and law enforcement agencies, including certain competition authorities, from a number of governments have conducted investigations relating to Barclays Bank PLC’s involvement in allegedly manipulating certain financial benchmarks, such as LIBOR. The SFO has closed its investigation with no action to be taken against the Group. Various individuals and corporates in a range of jurisdictions have threatened or brought civil actions against the Group and other banks in relation to the alleged manipulation of LIBOR and/or other benchmarks. Certain actions remain pending.	Regulators and law enforcement agencies, including certain competition authorities, from a number of governments have conducted investigations relating to Barclays Bank PLC’s involvement in allegedly manipulating certain financial benchmarks, such as LIBOR. The SFO has closed its investigation with no action to be taken against the Group. Various individuals and corporates in a range of jurisdictions have threatened or brought civil actions against the Group and other banks in relation to the alleged manipulation of LIBOR and/or other benchmarks. Certain actions remain pending.
Advisory service fees payable, term					5 years
FCA Proceedings and other investigations [member] | Barclays Bank PLC [member]
Disclosure of contingent liabilities [line items]
Loss contingency, Financial penalty warning | £				£ 50
Civil action [member] | Barclays Bank PLC [member]
Disclosure of contingent liabilities [line items]
Explanation of general nature of dispute and of reason for non-disclosure of information regarding contingent liability							PCP Capital Partners LLP and PCP International Finance Limited (PCP) are seeking damages of approximately £1.6bn from Barclays Bank PLC for fraudulent misrepresentation and deceit, arising from alleged statements made by Barclays Bank PLC to PCP in relation to the terms on which securities were to be issued to potential investors, allegedly including PCP, in the November 2008 capital raising. Barclays Bank PLC is defending the claim and trial commenced in June 2020.	PCP Capital Partners LLP and PCP International Finance Limited (PCP) are seeking damages of approximately £1.6bn from Barclays Bank PLC for fraudulent misrepresentation and deceit, arising from alleged statements made by Barclays Bank PLC to PCP in relation to the terms on which securities were to be issued to potential investors, allegedly including PCP, in the November 2008 capital raising. Barclays Bank PLC is defending the claim and trial commenced in June 2020.
Loss Contingency, Damages Sought, claimed amounts, Value | £							£ 1,600
USD LIBOR Cases in MDL Court [member] | Lawsuits with specified damages sought [Member] | Barclays Bank PLC [member]
Disclosure of contingent liabilities [line items]
Loss Contingency, Damages Sought, claimed amounts, Value														$ 900.0
USD LIBOR Cases in MDL Court [member] | Exchange-Based Class claims [Member] | Barclays Bank PLC [member]
Disclosure of contingent liabilities [line items]
Litigation and conduct								$ 20.0
USD LIBOR Cases in MDL Court [member] | Debt Securities Class claims [Member] | Barclays Bank PLC [member]
Disclosure of contingent liabilities [line items]
Litigation and conduct								7.1
Foreign Exchange investigations [member] | Securities and Exchange Commission [Member]
Disclosure of contingent liabilities [line items]
Litigation and conduct	SFr 27	€ 210
Foreign Exchange investigations [member] | Barclays Bank PLC [member]
Disclosure of contingent liabilities [line items]
Explanation of general nature of dispute and of reason for non-disclosure of information regarding contingent liability												In 2015, the Group reached settlements totalling approximately $2.38bn with various US federal and state authorities and the FCA in relation to investigations into certain sales and trading practices in the Foreign Exchange market. Under the related plea agreement with the US Department of Justice (DoJ), which received final court approval in January 2017, the Group agreed to a term of probation of three years, which expired in January 2020. The Group also continues to provide relevant information to certain authorities.
Litigation and conduct												$ 2,380.0
Number of years probation			3 years
Consolidated FX Action [member] | Barclays Bank PLC [member] | Barclays Capital Inc [Member] | Securities and Exchange Commission [Member]
Disclosure of contingent liabilities [line items]
Litigation and conduct													$ 384.0
US residential and commercial mortgage-related activity and litigation [member] | RMBS Repurchase Requests [Member] | Originated and sold to third parties by Acquired Subsidiary [Member] | Barclays Bank PLC [member]
Disclosure of contingent liabilities [line items]
Original unpaid principal balance at time of sale								$ 2,100.0
Government and agency securities civil actions and related matters [Member] | Barclays Capital Inc [Member]
Disclosure of contingent liabilities [line items]
Litigation and conduct										$ 87.0
Government and agency securities civil actions and related matters [Member] | Barclays Bank PLC [member]
Disclosure of contingent liabilities [line items]
Litigation and conduct											$ 5.7
Civil actions in respect of the US Anti-Terrorism Act [member] | Barclays Bank PLC [member]
Disclosure of contingent liabilities [line items]
Explanation of general nature of dispute and of reason for non-disclosure of information regarding contingent liability							There are a number of civil actions, on behalf of more than 4,000 plaintiffs, filed in US federal courts in the US District Court in the Eastern District of New York (EDNY) and SDNY against Barclays Bank PLC and a number of other banks. The complaints generally allege that Barclays Bank PLC and those banks engaged in a conspiracy to facilitate US dollar-denominated transactions for the Government of Iran and various Iranian banks, which in turn funded acts of terrorism that injured or killed plaintiffs or plaintiffs’ family members. The plaintiffs seek to recover damages for pain, suffering and mental anguish under the provisions of the US Anti-Terrorism Act, which allow for the trebling of any proven damages.	There are a number of civil actions, on behalf of more than 4,000 plaintiffs, filed in US federal courts in the US District Court in the Eastern District of New York (EDNY) and SDNY against Barclays Bank PLC and a number of other banks. The complaints generally allege that Barclays Bank PLC and those banks engaged in a conspiracy to facilitate US dollar-denominated transactions for the Government of Iran and various Iranian banks, which in turn funded acts of terrorism that injured or killed plaintiffs or plaintiffs’ family members. The plaintiffs seek to recover damages for pain, suffering and mental anguish under the provisions of the US Anti-Terrorism Act, which allow for the trebling of any proven damages.
Portuguese Competition Authority investigation [member] | Barclays Bank PLC [member]
Disclosure of contingent liabilities [line items]
Period under investigation of competition law infringment							11 years	11 years
BDC Finance LLC [member] | Barclays Bank PLC [member]
Disclosure of contingent liabilities [line items]
Explanation of general nature of dispute and of reason for non-disclosure of information regarding contingent liability							In 2008, BDC Finance L.L.C. (BDC) filed a complaint in the NY Supreme Court, demanding damages of $298m, alleging that Barclays Bank PLC had breached a contract in connection with a portfolio of total return swaps governed by an ISDA Master Agreement (collectively, the Agreement).	In 2008, BDC Finance L.L.C. (BDC) filed a complaint in the NY Supreme Court, demanding damages of $298m, alleging that Barclays Bank PLC had breached a contract in connection with a portfolio of total return swaps governed by an ISDA Master Agreement (collectively, the Agreement).
Litigation settlements approved, value															$ 298.0
HM Revenue and Customs (HMRC) assessments concerning UK Value Added Tax [member]
Disclosure of contingent liabilities [line items]
Explanation of general nature of dispute and of reason for non-disclosure of information regarding contingent liability							In 2018, HMRC issued notices that have the effect of removing certain overseas subsidiaries that have operations in the UK from Barclays’ UK VAT group, in which group supplies between members are generally free from VAT. The notices have retrospective effect and correspond to assessments of £181m (inclusive of interest), of which Barclays would expect to attribute an amount of approximately £128m to Barclays Bank UK PLC and £53m to Barclays Bank PLC. HMRC’s decision has been appealed to the First Tier Tribunal (Tax Chamber).	In 2018, HMRC issued notices that have the effect of removing certain overseas subsidiaries that have operations in the UK from Barclays’ UK VAT group, in which group supplies between members are generally free from VAT. The notices have retrospective effect and correspond to assessments of £181m (inclusive of interest), of which Barclays would expect to attribute an amount of approximately £128m to Barclays Bank UK PLC and £53m to Barclays Bank PLC. HMRC’s decision has been appealed to the First Tier Tribunal (Tax Chamber).
Loss Contingency, Damages Sought, claimed amounts, Value | £						£ 181
HM Revenue and Customs (HMRC) assessments concerning UK Value Added Tax [member] | Barclays Bank UK PLC [member]
Disclosure of contingent liabilities [line items]
Loss Contingency, Damages Sought, claimed amounts, Value | £						128
HM Revenue and Customs (HMRC) assessments concerning UK Value Added Tax [member] | Barclays Bank PLC [member]
Disclosure of contingent liabilities [line items]
Loss Contingency, Damages Sought, claimed amounts, Value | £						£ 53